Derivative Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Derivative [Line Items]
AOCI, cash flow hedge, cumulative gain (loss), after tax		$ 33.9	$ 36.0
Interest rate swap contracts
Derivative [Line Items]
Initial notional amount	$ 242.2
Premium price	2.6
Interest Rate Swap, Effective | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Initial notional amount	851.5	636.3	649.0
Interest Rate Swap, Forward Starting | Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Initial notional amount	$ 93.2	$ 634.8	$ 350.3
Minimum
Derivative [Line Items]
Fixed rate		0.41%	0.41%
Maximum
Derivative [Line Items]
Fixed rate		4.10%	4.10%